FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of Sensitivity Analysis
The effect of fluctuations in various exchange rates on the Company’s income and equity is as follows:

	December 31, 2018
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(64)	(33)	699	37	78
Other receivables	(45)	(23)	491	26	55
Trade payables	73	38	(807)	(42)	(90)
Other payables	57	30	(632)	(33)	(70)
Total NIS-linked balances	21	12	(249)	(12)	(27)
Euro-linked trade payables	(177)	(93)	(453)	102	216
Total	(156)	(81)	(702)	90	189

The Company also maintains cash and cash equivalent balances in other currencies in amounts that are not material.

	December 31, 2017
	Income (loss)		Value on	Income (loss)
Sensitive instrument	10% increase	5% increase	balance sheet	5% decrease	10% decrease
	in USD thousands
NIS-linked balances:
Cash and cash equivalents	(216)	(113)	2,376	125	264
Other receivables	(30)	(15)	325	17	36
Trade payables	69	36	(764)	(40)	(85)
Other payables	69	36	(756)	(40)	(84)
Total NIS-linked balances	(108)	(56)	1,181	62	131
Euro-linked trade payables	(94)	(49)	(1,031)	(54)	(115)
Total	(202)	(105)	150	8	16

Schedule of Concentration of Currency Risk
Set forth below is certain data regarding dollar exchange rates:
	Exchange rate of NIS per $1	Exchange rate of Euro per $1
As of December 31:
2016	3.845	0.951
2017	3.467	0.835
2018	3.748	0.873

Percentage increase (decrease) in:
2017	(9.8%)	(12.2%)
2018	8.1%	4.6%

Schedule of Linkage of Monetary Items
Set forth below is information on the linkage of monetary items:

	December 31, 2017			December 31, 2018
	Dollar	NIS	Other currencies	Dollar	NIS	GBP and other
	USD in thousands			USD in thousands
Assets:
Current assets:
Cash and cash equivalents	2,623	2,376	111	2,274	699	431
Short term bank deposits	44,373	-	-	26,747	-	-
Other receivables	117	325	144	-	491	848
Total assets	47,113	2,701	255	29,021	1,190	1,279
Liabilities:
Current liabilities:
Current maturities of bank loan	93	-	-	895	-	-
Accounts payable and accruals:
Trade	3,018	764	1,734	2,396	807	1,290
Other	99	756	258	708	632	23
Non-current liabilities
Long-term bank loan, net of current maturities	157	-	-	7,838	-	-
	3,367	1,520	1,992	11,837	1,439	1,313
Net asset value	43,746	1,181	(1,737)	17,184	(249)	(34)

Schedule of Credit Risk
The Company considers its maximum exposure to credit risk to be as follows:

	December 31,
	2017	2018
	in USD thousands
Assets:
Cash and cash equivalents	5,110	3,404
Short-term bank deposits	44,373	26,747
Other receivables	586	1,339
Total	50,069	31,490